Commitments (Fuel purchase commitments) (Detail)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Government-related enterprise one, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2019-2039	2018-2039
Purchase quantities	[1]	2.8 million qubic meter per day	2.8 million qubic meter per day
Estimated unit costs (RMB)		2.31 per qubic meter	2.21 per qubic meter
Government-related enterprise two, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2019-2023
Purchase quantities	[1]	991 million qubic meter per day
Estimated unit costs (RMB)		2.50 per qubic meter
Government-related enterprise two, agreement two [member]
Disclosure on purchase commitments by suppliers [line items]
Periods			2018-2023
Purchase quantities	[1]		541 million qubic meter per day
Estimated unit costs (RMB)			2.06 per qubic meter
Government-related enterprise two, agreement three [member]
Disclosure on purchase commitments by suppliers [line items]
Periods			2018-2023
Purchase quantities	[1]		450 million qubic meter per day
Estimated unit costs (RMB)			2.06 per qubic meter
Government-related enterprise two, agreement four [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2019-2023	2018-2023
Purchase quantities	[1]	541 million qubic meter per day	541 million qubic meter per day
Estimated unit costs (RMB)		2.32 per qubic meter	2.10 per qubic meter
Government-related enterprise two, agreement five [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2019-2023	2018-2023
Purchase quantities	[1]	450 million qubic meter per day	450 million qubic meter per day
Estimated unit costs (RMB)		2.50 per qubic meter	2.27 per qubic meter
Government-related enterprise three, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2019-2026	2018-2026
Purchase quantities	[1]	200 million qubic meter per day	200 million qubic meter per day
Estimated unit costs (RMB)		2.45 per qubic meter	2.38 per qubic meter
Other suppliers, agreement one [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2019	2018-2019
Purchase quantities	[2]	238 bbtu per day	243 bbtu per day
Estimated unit costs (RMB)		approximately 76,000 per bbtu	approximately 67,000 per bbtu
Other suppliers, agreement two [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2020-2021	2020-2021
Purchase quantities	[2]	241.5-242 bbtu per day	242 bbtu per day
Estimated unit costs (RMB)		approximately 76,000 per bbtu	approximately 67,000 per bbtu
Other suppliers, agreement three [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2022	2022
Purchase quantities	[2]	242.5 bbtu per day	248 bbtu per day
Estimated unit costs (RMB)		approximately 76,000 per bbtu	approximately 67,000 per bbtu
Other suppliers, agreement four [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2023	2023
Purchase quantities	[2]	81.5-247.5 bbtu per day	247.5~256.6 bbtu per day
Estimated unit costs (RMB)		approximately 82,000 per bbtu	approximately 67,000 per bbtu
Other suppliers, agreement five [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2024-2028	2024-2028
Purchase quantities	[2]	42.4-81.5 bbtu per day	49.9-81.5 bbtu per day
Estimated unit costs (RMB)		approximately 89,000 per bbtu	approximately 69,000 per bbtu
Other suppliers, agreement six [member]
Disclosure on purchase commitments by suppliers [line items]
Periods		2029
Purchase quantities	[2]	42.4 bbtu per day
Estimated unit costs (RMB)		approximately 81,000 per bbtu

[1]	The quantities represent maximum volume, others represent minimum or forecasted volume if not specified.
[2]	BBtu: Billion British Thermal Unit.